UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21764

 NAME OF REGISTRANT:                     Wintergreen Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 333 Route 46 West
                                         Suite 204
                                         Mountain Lakes, NJ 07046

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Simon Collier
                                         Foreside Fund Services, LLC
                                         Three Canal Plaza   Suite
                                         100
                                         Portland, ME 04101

 REGISTRANT'S TELEPHONE NUMBER:          888-468-6473

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


Wintergreen Fund
--------------------------------------------------------------------------------------------------------------------------
 ABG SUNDAL COLLIER HOLDING ASA, OSLO                                                        Agenda Number:  701888818
--------------------------------------------------------------------------------------------------------------------------
        Security:  R00006107
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  NO0003021909
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting by the Chairman of the             Non-Voting    No vote
       Board and registration of attending shareholders

2.     Elect the Chairman of the meeting and at least            Mgmt          For                            For
       1 person to co-sign the minutes with the Chairman

3.     Approve the notice of meeting and agenda                  Mgmt          For                            For

4.     Approve the annual financial statement and the            Mgmt          For                            For
       annual report for 2008

5.     Approve the payment to shareholders and the               Mgmt          For                            For
       Board proposes that the general meeting resolves
       a payment of NOK 0.50 per share as a repayment
       of Share Premium Fund to shareholders as per
       30 APR 2009

6.     Approve the Auditor's remuneration                        Mgmt          For                            For

7.     Approve the remuneration for the Members of               Mgmt          For                            For
       the Board of Directors and the Nomination Committee

8.     Approve the declaration of principles for the             Mgmt          For                            For
       Company's Remuneration Policy towards Top Management

9.     Elect the Members to the Nomination Committee             Mgmt          For                            For

10.    Elect the Board Member(s)                                 Mgmt          For                            For

11.    Approve the reduction of the Company's Share              Mgmt          For                            For
       Premium Fund as specified

12.    Grant authority to purchase own shares                    Mgmt          For                            For

13.    Grant authority to issue new shares                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ANGLO AMERN PLC                                                                             Agenda Number:  701847204
--------------------------------------------------------------------------------------------------------------------------
        Security:  G03764134
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  GB00B1XZS820
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts                           Mgmt          For                            For

2.     Re-elect Mr. David Challen                                Mgmt          For                            For

3.     Re-elect Mr. Chris Fay                                    Mgmt          For                            For

4.     Re-elect Sir Rob Margetts                                 Mgmt          For                            For

5.     Re-elect Sir Mark Moody Stuart                            Mgmt          For                            For

6.     Re-elect Mr. Fred Phaswana                                Mgmt          For                            For

7.     Re-elect Mr. Mamphela Ramphele                            Mgmt          For                            For

8.     Re-elect Mr. Peter Woicke                                 Mgmt          For                            For

9.     Re-appoint Deloitte LLP as the Auditors                   Mgmt          For                            For

10.    Authorize the Directors to determine the Auditors         Mgmt          For                            For
       remuneration

11.    Approve the remuneration report                           Mgmt          For                            For

12.    Authorize the Directors to allot shares                   Mgmt          For                            For

S.13   Approve to disapply pre emption rights                    Mgmt          For                            For

S.14   Grant authority to the purchase of own shares             Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR'S NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ARUZE CORP.                                                                                 Agenda Number:  702017458
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0204H106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3126130008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plan

4      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BERKSHIRE HATHAWAY INC.                                                                     Agenda Number:  933011049
--------------------------------------------------------------------------------------------------------------------------
        Security:  084670207
    Meeting Type:  Annual
    Meeting Date:  02-May-2009
          Ticker:  BRKB
            ISIN:  US0846702076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WARREN E. BUFFETT                                         Mgmt          For                            For
       CHARLES T. MUNGER                                         Mgmt          For                            For
       HOWARD G. BUFFETT                                         Mgmt          For                            For
       SUSAN L. DECKER                                           Mgmt          For                            For
       WILLIAM H. GATES III                                      Mgmt          For                            For
       DAVID S. GOTTESMAN                                        Mgmt          For                            For
       CHARLOTTE GUYMAN                                          Mgmt          For                            For
       DONALD R. KEOUGH                                          Mgmt          For                            For
       THOMAS S. MURPHY                                          Mgmt          For                            For
       RONALD L. OLSON                                           Mgmt          For                            For
       WALTER SCOTT, JR.                                         Mgmt          For                            For

02     TO APPROVE THE SHAREHOLDER PROPOSAL WITH RESPECT          Shr           Against                        For
       TO THE PRODUCTION OF A SUSTAINABILITY REPORT.




--------------------------------------------------------------------------------------------------------------------------
 BIRCHCLIFF ENERGY LTD NEW                                                                   Agenda Number:  701876508
--------------------------------------------------------------------------------------------------------------------------
        Security:  090697103
    Meeting Type:  MIX
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  CA0906971035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTIONS
       "1 AND "4 AND "IN FAVOR" OR ''ABSTAIN" ONLY
       FOR RESOLUTION NUMBERS "2" AND "3". THANK YOU.

       To receive and consider the Audited financial             Non-Voting    No vote
       statements of the Corporation for the YE 31
       DEC 2008 and the report of the Auditors thereon

1.     Approve to fix the numbers of Directors to be             Mgmt          For                            For
       elected at the Meeting at [4]

2.     Elect the Directors of the Corporation for the            Mgmt          For                            For
       ensuring year

3.     Appoint Deloitte & Touche LLP, Chartered Accounts,        Mgmt          For                            For
       as the Auditors of the Corporation for the
       ensuring year and to authorize the Board of
       Directors to fix their remuneration

4.     Approve the extension of the ultimate term of             Mgmt          For                            For
       the outstanding performance warrants of the
       Corporation as specified

5.     Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BRITISH AMERN TOB PLC                                                                       Agenda Number:  701876712
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1510J102
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  GB0002875804
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the receipt of the 2008 report and accounts         Mgmt          For                            For

2.     Approve the 2008 remuneration report                      Mgmt          For                            For

3.     Declare a final dividend for 2008                         Mgmt          For                            For

4.     Re-appoint the Auditors                                   Mgmt          For                            For

5.     Authorize the Directors to agree the Auditors             Mgmt          For                            For
       remuneration

6.1    Re-appoint Mr. Paul Adams as a Director                   Mgmt          For                            For

6.2    Re-appoint Mr. Jan Du Plessis as a Director               Mgmt          For                            For

6.3    Re-appoint Mr. Robert Lerwill as a Director               Mgmt          For                            For

6.4    Re-appoint Sir Nicholas Scheele as a Director             Mgmt          For                            For

7.     Re-appoint Mr. Gerry Murphy as a Director since           Mgmt          For                            For
       the last AGM

8.     Approve to renew the Directors authority to               Mgmt          For                            For
       allot shares

S.9    Approve to renew the Directors authority to               Mgmt          For                            For
       disapply pre-emption rights

S.10   Authorize the Company to purchase its own shares          Mgmt          For                            For

11.    Grant authority to make donations to political            Mgmt          For                            For
       organizations and to incur political expenditure

S.12   Approve the notice period for general meetings            Mgmt          For                            For

S.13   Adopt the new Article of Associations                     Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TYPE OF RESOLUTIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN NAT RES LTD MED TERM  NTS CDS-                                                     Agenda Number:  701862496
--------------------------------------------------------------------------------------------------------------------------
        Security:  136385101
    Meeting Type:  OGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  CA1363851017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' RESOLUTIONS 1.1
       to 1.12 AND 2. THANK YOU.

       To receive the annual report of the Corporation           Non-Voting    No vote
       to the shareholders, the consolidated financial
       statements, and the report of the Auditors,
       for the FYE 31 DEC 2008

1.1    Elect Ms. Catherine M. Best as a Director of              Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.2    Elect Mr. N. Murray Edwards as a Director of              Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.3    Elect Hon. Gary A. Filmon as a Director of the            Mgmt          For                            For
       Corporation for the ensuing year, as specified

1.4    Elect Ambassador Gordon D. Giffin as a Director           Mgmt          For                            For
       of the Corporation for the ensuing year, as
       specified

1.5    Elect Mr. John G. Langille as a Director of               Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.6    Elect Mr. Steve W. Laut as a Director of the              Mgmt          For                            For
       Corporation for the ensuing year, as specified

1.7    Elect Mr. Keith A. J. MacPhail as a Director              Mgmt          For                            For
       of the Corporation for the ensuing year, as
       specified

1.8    Elect Mr. Allan P. Markin as a Director of the            Mgmt          For                            For
       Corporation for the ensuing year, as specified

1.9    Elect Hon. Frank J. McKenna as a Director of              Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.10   Elect Mr. James S. Palmer as a Director of the            Mgmt          For                            For
       Corporation for the ensuing year, as specified

1.11   Elect Mr. Eldon R. Smith as a Director of the             Mgmt          For                            For
       Corporation for the ensuing year, as specified

1.12   Elect Mr. David A. Tuer as a Director of the              Mgmt          For                            For
       Corporation for the ensuing year, as specified

2.     Appoint PricewaterhouseCoopers LLP, Chartered             Mgmt          For                            For
       Accountants, Calgary, Alberta as the Auditors
       of the Corporation for the ensuing year and
       authorize the Audit Committee of the Board
       of Directors of the Corporation to fix their
       remuneration

3.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CAPSTONE MNG CORP                                                                           Agenda Number:  701920527
--------------------------------------------------------------------------------------------------------------------------
        Security:  14068G104
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  CA14068G1046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTIONS
       1, 4 AND 5 AND 'IN FAVOR' OR 'ABSTAIN' FOR
       RESOLUTIONS 2.1 TO 2.8 AND 3. THANK YOU.

       Receive the report of the Directors and the               Non-Voting    No vote
       financial statements of the Company together
       with the Auditors' report thereon for the FYE
       31 DEC 2008

1.     Approve to fix the number of Directors at 8               Mgmt          For                            For

2.1    Elect Mr. Darren M. Pylot as a Director for               Mgmt          For                            For
       the ensuing year

2.2    Elect Mr. Stephen P. Quin as a Director for               Mgmt          For                            For
       the ensuing year

2.3    Elect Mr. D. Bruce McLeod as a Director for               Mgmt          For                            For
       the ensuing year

2.4    Elect Mr. Larry Bell as a Director for the ensuing        Mgmt          For                            For
       year

2.5    Elect Mr. Collin K. Benner as a Director for              Mgmt          For                            For
       the ensuing year

2.6    Elect Mr. John Wright as a Director for the               Mgmt          For                            For
       ensuing year

2.7    Elect Mr. George Brack as a Director for the              Mgmt          For                            For
       ensuing year

2.8    Elect Mr. Dale Peniuk as a Director for the               Mgmt          For                            For
       ensuing year

3.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       of the Company for the ensuing year

4.     Authorize the Directors to fix the Auditors'              Mgmt          For                            For
       remuneration

5.     Amend the Company's Incentive Share Option and            Mgmt          For                            For
       Bonus Share Plan by (i) amending the vesting
       schedule as specified; and (ii) increasing
       the number of bonus shares issuable under the
       Plan to 500,000, as specified

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CHESAPEAKE ENERGY CORPORATION                                                               Agenda Number:  933087062
--------------------------------------------------------------------------------------------------------------------------
        Security:  165167107
    Meeting Type:  Annual
    Meeting Date:  12-Jun-2009
          Ticker:  CHK
            ISIN:  US1651671075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD K. DAVIDSON                                       Mgmt          For                            For
       V. BURNS HARGIS                                           Mgmt          For                            For
       CHARLES T. MAXWELL                                        Mgmt          For                            For

02     TO APPROVE AN AMENDMENT TO OUR CERTIFICATE OF             Mgmt          For                            For
       INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED
       SHARES OF COMMON STOCK.

03     TO APPROVE AN AMENDMENT TO OUR LONG TERM INCENTIVE        Mgmt          For                            For
       PLAN.

04     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2009.

05     SHAREHOLDER PROPOSAL REGARDING ANNUAL ELECTIONS           Shr           For                            Against
       OF DIRECTORS.

06     SHAREHOLDER PROPOSAL REGARDING MAJORITY VOTING            Shr           For                            Against
       STANDARD FOR DIRECTOR ELECTIONS.

07     SHAREHOLDER PROPOSAL REGARDING THE COMPANY'S              Shr           Against                        For
       NON-DISCRIMINATION POLICY.




--------------------------------------------------------------------------------------------------------------------------
 CIE FINANCIERE RICHEMONT SA, GENEVE                                                         Agenda Number:  701674601
--------------------------------------------------------------------------------------------------------------------------
        Security:  H25662141
    Meeting Type:  AGM
    Meeting Date:  10-Sep-2008
          Ticker:
            ISIN:  CH0012731458
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    No vote
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Approve the financial statements and statutory            Mgmt          For                            For
       reports

2.     Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 0.060 per A bearer share and EUR 0.006
       per B registered share

3.     Grant discharge to the Board and Senior Management        Mgmt          For                            For

4.1    Elect Mr. Johann Rupert as Director                       Mgmt          For                            For

4.2    Elect Mr. Jean-Paul Aeschimann as Director                Mgmt          For                            For

4.3    Elect Mr. Franco Cologni as a Director                    Mgmt          For                            For

4.4    Elect Lord Douro as Director                              Mgmt          For                            For

4.5    Elect Mr. Yves-Andre Istel as Director                    Mgmt          For                            For

4.6    Elect Mr. Richard Lepeu as Director                       Mgmt          For                            For

4.7    Elect Mr. Ruggero Magnoni as Director                     Mgmt          For                            For

4.8    Elect Mr. Simon Murray as Director                        Mgmt          For                            For

4.9    Elect Mr. Alain Dominique Perrin as Director              Mgmt          For                            For

4.10   Elect Mr. Norbert Platt as Director                       Mgmt          For                            For

4.11   Elect Mr. Alan Quasha as Director                         Mgmt          For                            For

4.12   Elect Lord Clifton as Director                            Mgmt          For                            For

4.13   Elect Mr. Jan Rupert as Director                          Mgmt          For                            For

4.14   Elect Mr. Juergen Schrempp as Director                    Mgmt          For                            For

4.15   Elect Mr. Martha Wikstrom as Director                     Mgmt          For                            For

5.     Ratify PricewaterhouseCoopers as the Auditors             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CIE FINANCIERE RICHEMONT SA, GENEVE                                                         Agenda Number:  701691974
--------------------------------------------------------------------------------------------------------------------------
        Security:  H25662141
    Meeting Type:  EGM
    Meeting Date:  08-Oct-2008
          Ticker:
            ISIN:  CH0012731458
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT DUE TO              Non-Voting    No vote
       CHANGE IN MEETING DATE. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    No vote
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Approve: a) the cancellation of all of the 1,914,000      Mgmt          For                            For
       existing shares and reduction of the current
       issued share capital the Company by an amount
       EUR 215,000,000 against transfer to Compagnie
       Financiere Richemont S.A. of the entire luxury
       business of the Company; b) to simultaneously
       convert the Company into a Partnership Limited
       by shares [Societe en Commandite Par Actions]
       qualifying as a Securitization Company under
       the Law of 22 MAR 2004 on securitization and
       to simultaneously convert the participation
       reserve of EUR 645,000,000 into capital and
       of the 574,200,000 participation certificates
       into new ordinary shares; c) to increase the
       capital by a further amount of EUR 1,123 against
       the issue of 1,000 Management shares to Reinet
       Investments Managers S.A. [the Manager]; d)
       to adopt the New Articles of Incorporation,
       including a New Objects Clause as specified;
       and e) to adopt a new name: Reinet Investments
       S.C.A.

2.     Elect Messrs. Yves-Andre Istel, Ruggero Magnoni,          Mgmt          For                            For
       Alan Quasha and Jurgen Schrempp as the Members
       of the Board of Overseers until the holding
       of the OGM of the shareholders of the Company
       to be held by 30 SEP 2009

3.     Authorize the Manager, from time to time, to              Mgmt          For                            For
       purchase, acquire or receive, in the name of
       the Company, shares in the Company up to 10%
       of the issued share capital from time to time,
       over the stock exchange or in privately negotiated
       transactions or otherwise, and in the case
       of acquisitions for value, at a purchase price
       being [a] no less than 80% of the lowest stock
       price over the 30 days preceding the date of
       the purchase and [b] no more than [i] the higher
       of 5% above the average market value of the
       company's ordinary shares for the 5 business
       days prior to the day the purchase is made
       and [ii] a price higher than the higher of
       the price of the last independent trade and
       the highest current independent bid on the
       trading venues where the purchase is to be
       carried out and on such terms as shall be determined
       by the Manager, provided such purchase is in
       conformity with Article 49-2 of the Luxembourg
       Law of 10 AUG 1915, as amended, and with applicable
       laws and regulations; [Authority expires at
       the end of 18 months]




--------------------------------------------------------------------------------------------------------------------------
 CIE FINANCIERE RICHEMONT SA, GENEVE                                                         Agenda Number:  701683268
--------------------------------------------------------------------------------------------------------------------------
        Security:  H25662141
    Meeting Type:  EGM
    Meeting Date:  09-Oct-2008
          Ticker:
            ISIN:  CH0012731458
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    No vote
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Approve the restructuring of the business of              Mgmt          For                            For
       the Company

2.     Amend the Articles of Association of the Company          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COCA-COLA FEMSA, S.A.B DE C.V.                                                              Agenda Number:  933006822
--------------------------------------------------------------------------------------------------------------------------
        Security:  191241108
    Meeting Type:  Special
    Meeting Date:  23-Mar-2009
          Ticker:  KOF
            ISIN:  US1912411089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     REPORT OF THE BOARD OF DIRECTORS; PRESENTATION            Mgmt          For
       OF THE FINANCIAL STATEMENTS OF COCA-COLA FEMSA,
       S.A.B DE C.V. FOR THE 2008 FISCAL YEAR; REPORT
       OF THE CHIEF EXECUTIVE OFFICER AND THE OPINION
       OF THE BOARD OF DIRECTORS WITH RESPECT TO SUCH
       REPORT, AND THE REPORTS OF THE CHAIRMEN OF
       THE AUDIT AND CORPORATE PRACTICES, ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

02     REPORT WITH RESPECT TO THE COMPLIANCE OF TAX              Mgmt          For
       OBLIGATIONS, PURSUANT TO ARTICLE 86, SUBSECTION
       XX OF THE INCOME TAX LAW.

03     APPLICATION OF RESULTS, INCLUDING PAYMENT OF              Mgmt          For
       CASH DIVIDEND, IN MEXICAN PESOS, IN AMOUNT
       OF $0.7278 PER EACH SHARE.

04     PROPOSAL TO DETERMINE AS MAXIMUM AMOUNT OF RESOURCES      Mgmt          For
       TO BE USED FOR SHARE REPURCHASE PROGRAM.

05     ELECTION OF PROPRIETARY AND ALTERNATE  MEMBERS            Mgmt          For
       AND SECRETARIES OF THE BOARD OF DIRECTORS,
       QUALIFICATION OF THEIR INDEPENDENCE, IN ACCORDANCE
       WITH THE SECURITIES MARKET LAW.

06     PROPOSAL TO INTEGRATE THE FOLLOWING COMMITTEES:           Mgmt          For
       (I) FINANCE AND PLANNING, (II) AUDIT, AND (III)
       CORPORATE PRACTICES; APPOINTMENT OF THEIR RESPECTIVE
       CHAIRMAN.

07     APPOINTMENT OF DELEGATES FOR THE EXECUTION AND            Mgmt          For
       FORMALIZATION OF THE MEETING'S RESOLUTION.

08     READING AND, IF APPLICABLE, APPROVAL OF THE               Mgmt          For
       MINUTE.




--------------------------------------------------------------------------------------------------------------------------
 CONSOLIDATED-TOMOKA LAND CO.                                                                Agenda Number:  933050938
--------------------------------------------------------------------------------------------------------------------------
        Security:  210226106
    Meeting Type:  Annual
    Meeting Date:  13-May-2009
          Ticker:  CTO
            ISIN:  US2102261060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DIANNE M. NEAL                                            Mgmt          For                            *
       FRANCIS G. O'CONNOR                                       Mgmt          For                            *
       ALLEN C. HARPER                                           Mgmt          For                            *
       MGTNOM L LOOMIS SHELLEY                                   Mgmt          For                            *
       MGTNOM JEFFRY B. FUQUA                                    Mgmt          For                            *
       MGTNOM JOHN J. ALLEN                                      Mgmt          For                            *

02     SHAREHOLDER PROPOSAL TO ADOPT A RESOLUTION REQUESTING     Mgmt          For                            *
       THAT THE BOARD TAKE THE STEPS NECESSARY TO
       AMEND THE ARTICLES OF INCORPORATION AND BY-LAWS
       OF THE COMPANY TO DE-CLASSIFY THE TERMS OF
       THE BOARD AND REQUIRE THAT ALL DIRECTORS STAND
       FOR ELECTION ANNUALLY.

03     SHAREHOLDER PROPOSAL TO ADOPT A RESOLUTION REQUESTING     Mgmt          For                            *
       THAT THE BOARD IMPLEMENT A POLICY THAT THE
       POSITIONS OF CHAIRPERSON OF THE BOARD OF DIRECTORS
       AND CHIEF EXECUTIVE OFFICER SHOULD BE SEPARATED.

04     SHAREHOLDER PROPOSAL TO ADOPT A RESOLUTION REQUESTING     Mgmt          For                            *
       THAT THE BOARD TAKE THE STEPS NECESSARY TO
       AMEND THE ARTICLES OF INCORPORATION AND BY-LAWS
       OF THE COMPANY TO PROVIDE THAT THE BOARD SHALL
       CONSIST OF NO MORE THAN ELEVEN (11) DIRECTORS.

05     PROPOSAL OF THE CTO BOARD OF DIRECTORS TO RATIFY          Mgmt          For                            *
       THE SELECTION OF KPMG LLP AS THE COMPANY'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 FOMENTO ECONOMICO MEXICANO S.A.B. DE CV                                                     Agenda Number:  933008054
--------------------------------------------------------------------------------------------------------------------------
        Security:  344419106
    Meeting Type:  Special
    Meeting Date:  25-Mar-2009
          Ticker:  FMX
            ISIN:  US3444191064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     REPORT OF THE BOARD OF DIRECTORS; PRESENTATION            Mgmt          For
       OF THE FINANCIAL STATEMENTS OF FOMENTO ECONOMICO
       MEXICANO, S.A.B. DE C.V. FOR THE 2008, ALL
       AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

02     REPORT WITH RESPECT TO THE COMPLIANCE OF TAX              Mgmt          For
       OBLIGATIONS, PURSUANT TO ARTICLE 86, SUBSECTION
       XX OF THE INCOME TAX LAW.

03     APPLICATION OF THE RESULTS FOR THE 2008 FISCAL            Mgmt          For
       YEAR, INCLUDING THE PAYMENT OF A CASH DIVIDEND,
       IN MEXICAN PESOS, IN THE AMOUNT OF $0.0807887
       PER EACH SERIES "B" SHARE, AND $0.100985875
       PER EACH SERIES "D" SHARE, CORRESPONDING TO
       $0.4039435 PER "B UNIT" AND $0.4847322 PER
       "BD" UNIT.

04     PROPOSAL TO DETERMINE AS THE MAXIMUM AMOUNT               Mgmt          For
       OF RESOURCES TO BE USED FOR THE SHARE REPURCHASE
       PROGRAM, THE AMOUNT OF $3,000,000,000.00 MEXICAN
       PESOS, PURSUANT TO ARTICLE 56 OF THE SECURITIES
       MARKET LAW.

05     ELECTION OF PROPRIETARY AND ALTERNATE MEMBERS             Mgmt          For
       AND SECRETARIES OF THE BOARD, ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

06     PROPOSAL TO INTEGRATE THE FOLLOWING COMMITTEES:           Mgmt          For
       (I) FINANCE AND PLANNING, (II) AUDIT, AND (III)
       CORPORATE PRACTICES; APPOINTMENT OF THEIR RESPECTIVE
       CHAIRMAN, AND WITH THEIR REMUNERATION.

07     APPOINTMENT OF DELEGATES FOR THE EXECUTION AND            Mgmt          For
       FORMALIZATION OF THE MEETING'S RESOLUTION.

08     READING AND, IF APPLICABLE, APPROVAL OF THE               Mgmt          For
       MINUTE.




--------------------------------------------------------------------------------------------------------------------------
 FRANKLIN RESOURCES, INC.                                                                    Agenda Number:  932991311
--------------------------------------------------------------------------------------------------------------------------
        Security:  354613101
    Meeting Type:  Annual
    Meeting Date:  11-Mar-2009
          Ticker:  BEN
            ISIN:  US3546131018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: SAMUEL H. ARMACOST                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: CHARLES CROCKER                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JOSEPH R. HARDIMAN                  Mgmt          For                            For

1D     ELECTION OF DIRECTOR: ROBERT D. JOFFE                     Mgmt          For                            For

1E     ELECTION OF DIRECTOR: CHARLES B. JOHNSON                  Mgmt          For                            For

1F     ELECTION OF DIRECTOR: GREGORY E. JOHNSON                  Mgmt          For                            For

1G     ELECTION OF DIRECTOR: RUPERT H. JOHNSON, JR.              Mgmt          For                            For

1H     ELECTION OF DIRECTOR: THOMAS H. KEAN                      Mgmt          For                            For

1I     ELECTION OF DIRECTOR: CHUTTA RATNATHICAM                  Mgmt          For                            For

1J     ELECTION OF DIRECTOR: PETER M. SACERDOTE                  Mgmt          For                            For

1K     ELECTION OF DIRECTOR: LAURA STEIN                         Mgmt          For                            For

1L     ELECTION OF DIRECTOR: ANNE M. TATLOCK                     Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM.

03     TO RESUBMIT FOR STOCKHOLDER APPROVAL THE 2004             Mgmt          Against                        Against
       KEY EXECUTIVE INCENTIVE COMPENSATION PLAN.




--------------------------------------------------------------------------------------------------------------------------
 GENERAL DYNAMICS CORPORATION                                                                Agenda Number:  933023222
--------------------------------------------------------------------------------------------------------------------------
        Security:  369550108
    Meeting Type:  Annual
    Meeting Date:  06-May-2009
          Ticker:  GD
            ISIN:  US3695501086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: N.D. CHABRAJA                       Mgmt          For                            For

1B     ELECTION OF DIRECTOR: J.S. CROWN                          Mgmt          For                            For

1C     ELECTION OF DIRECTOR: W.P. FRICKS                         Mgmt          For                            For

1D     ELECTION OF DIRECTOR: J.L. JOHNSON                        Mgmt          For                            For

1E     ELECTION OF DIRECTOR: G.A. JOULWAN                        Mgmt          For                            For

1F     ELECTION OF DIRECTOR: P.G. KAMINSKI                       Mgmt          For                            For

1G     ELECTION OF DIRECTOR: J.M. KEANE                          Mgmt          For                            For

1H     ELECTION OF DIRECTOR: D.J. LUCAS                          Mgmt          For                            For

1I     ELECTION OF DIRECTOR: L.L. LYLES                          Mgmt          For                            For

1J     ELECTION OF DIRECTOR: J.C. REYES                          Mgmt          For                            For

1K     ELECTION OF DIRECTOR: R. WALMSLEY                         Mgmt          For                            For

02     APPROVAL OF GENERAL DYNAMICS 2009 EQUITY COMPENSATION     Mgmt          For                            For
       PLAN

03     APPROVAL OF 2009 GENERAL DYNAMICS UNITED KINGDOM          Mgmt          For                            For
       SHARE SAVE PLAN

04     SELECTION OF INDEPENDENT AUDITORS                         Mgmt          For                            For

05     SHAREHOLDER PROPOSAL WITH REGARD TO WEAPONS               Shr           Against                        For
       IN SPACE

06     SHAREHOLDER PROPOSAL WITH REGARD TO EXECUTIVE             Shr           Against                        For
       DEATH BENEFIT PAYMENTS




--------------------------------------------------------------------------------------------------------------------------
 GENTING BERHAD                                                                              Agenda Number:  701975279
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y26926116
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2009
          Ticker:
            ISIN:  MYL3182OO002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited financial statements for the            Mgmt          For                            For
       FYE 31 DEC 2008 and the Directors' and Auditors'
       reports thereon

2.     Declare a final dividend of 4.0 sen less 25%              Mgmt          For                            For
       tax per ordinary share of 10 sen each for the
       FYE 31 DEC 2008 to be paid on 27 JUL 2009 to
       members registered in the Record of Depositors
       on 30 JUN 2009

3.     Approve the payment of Directors' fees of MYR             Mgmt          For                            For
       826,900 for the FYE 31 DEC 2008

4.     Re-elect Tan Sri Lim Kok Thay as a Director               Mgmt          For                            For
       of the Company pursuant to Article 99 of the
       Articles of Association of the Company

5.     Re-elect Mr. Quah Chek Tin as a Director of               Mgmt          For                            For
       the Company pursuant to Article 99 of the Articles
       of Association of the Company

6.     Re-appoint Tan Sri Mohd Amin bin Osman as a               Mgmt          For                            For
       Director, who retires in accordance with Section
       129 of the Companies Article, 1965, to hold
       office until the conclusion of the next AGM

7.     Re-appoint Dato' Paduka Nik Hashim bin Nik Yusoff         Mgmt          For                            For
       as a Director, who retires in accordance with
       Section 129 of the Companies Article, 1965,
       to hold office until the conclusion of the
       next AGM

8.     Re-appoint Mr. Tun Mohammed Hanif bin Omar as             Mgmt          For                            For
       a Director, who retires in accordance with
       Section 129 of the Companies Article, 1965,
       to hold office until the conclusion of the
       next AGM

9.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

10.    Authorize the Directors, subject always to the            Mgmt          For                            For
       Companies Act, 1965, the Articles of Association
       of the Company and the approval of any relevant
       governmental and/or regulatory authorities,
       where such approval is required, pursuant to
       Section 132D of the Companies Act, 1965, to
       issue and allot shares in the Company, at any
       time and upon such terms and conditions and
       for such purposes as the Directors may, in
       their absolute discretion deem fit provided
       that the aggregate number of shares issued
       pursuant to this resolution does not exceed
       10% of the issued and paid-up share capital
       of the Company for the time being; [Authority
       expire at the conclusion of the next AGM of
       the Company]; to take all such actions that
       may be necessary and/ or desirable to give
       effect to this resolution and in connection
       therewith to enter into and execute on behalf
       of the Company any instrument, agreement and/or
       arrangement with any person, and in all cases
       with full power to assent to any condition,
       modification, variation and/or amendment [if
       any] in connection therewith; and to obtain
       the approval for the listing of and quotation
       for the additional shares so issued on Bursa
       Malaysia Securities Berhad

11.    Authorize the Company, subject to the passing             Mgmt          For                            For
       of Resolution 12, subject to compliance with
       all applicable laws, the Company's Articles
       of Association, the regulations and guidelines
       applied from time to time by Bursa Malaysia
       Securities Berhad ["Bursa Securities"] and/or
       any other relevant regulatory authority, to
       utilize up to the aggregate of the total retained
       earnings and share premium accounts of the
       Company based on its latest audited financial
       statements available up to the date of the
       transaction, to purchase, from time to time
       during the validity of the approval and authority
       under this resolution, such number of ordinary
       shares of 10 sen each in the Company [as may
       be determined by the Directors of the Company]
       on Bursa Securities upon such terms and conditions
       as the Directors may deem fit and expedient
       in the interests of the Company, provided that
       the aggregate number of shares to be purchased
       and/or held by the Company pursuant to this
       resolution does not exceed 10% of the total
       issued and paid-up ordinary share capital of
       the Company at the time of purchase and provided
       further that in the event that the Company
       ceases to hold all or any part of such shares
       as a result of [among others] cancellations,
       re-sales and/or distributions of any of these
       shares so purchased, the Company shall be entitled
       to further purchase and/or hold such additional
       number of shares as shall [in aggregate with
       the shares then still held by the Company]
       not exceed 10% of the total issued and paid-up
       ordinary share capital of the Company at the
       time of purchase; based on the audited financial
       statements of the Company for the financial
       year ended 31 DEC 2007, the Company's retained
       earnings and share premium accounts were approximately
       MYR 5,253.3 million and MYR 1,151.4 million
       respectively; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiry of the period within which the
       next AGM is required by law to be held, unless
       earlier revoked or varied by ordinary resolution
       of the members of the Company in general meeting,
       whichever occurs first]; authorize the Directors
       of the Company, in their absolute discretion,
       to deal with any shares purchased and any existing
       treasury shares ["the said Shares"] in the
       following manner: (i) cancel the said Shares;
       and/or (ii) retain the said Shares as treasury
       shares; and/or (iii) distribute all or part
       of the said Shares as dividends to shareholders,
       and/or resell all or part of the said Shares
       on Bursa Securities in accordance with the
       relevant rules of Bursa Securities and/or cancel
       all or part of the said Shares, or in any other
       manner as may be prescribed by all applicable
       laws and/or regulations and guidelines applied
       from time to time by Bursa Securities and/or
       any other relevant authority for the time being
       in force and that the authority to deal with
       the said Shares shall continue to be valid
       until all the said Shares have been dealt with
       by the Directors of the Company; and to take
       all such actions that may be necessary and/or
       desirable to give effect to this resolution
       and in connection therewith to enter into and
       execute on behalf of the Company any instrument,
       agreement and/or arrangement with any person,
       and in all cases with full power to assent
       to any condition, modification, variation and/or
       amendment [if any] as may be imposed by any
       relevant regulatory authority or Bursa Securities
       and/or to do all such acts and things as the
       Directors may deem fit and expedient in the
       best interest of the Company

12.    Approve that, subject to the passing of Ordinary          Mgmt          For                            For
       Resolution 11 and the approval of the Securities
       Commission ["SC"], Kien Huat Realty Sdn Berhad
       ["KHR"] and the persons acting in concert with
       KHR ["PAC"] to be exempted from the obligation
       to undertake a mandatory take-over offer on
       the remaining voting shares in the Company
       not already owned by them under Part II of
       the Malaysian Code on Take-Overs and Mergers
       1998 ["Code"], which may arise upon the future
       purchase by the Company of its own shares pursuant
       to Resolution 11, in conjunction with the application
       submitted by KHR and the PACs to the SC under
       Practice Note 2.9.10 of the Code; authorize
       the Directors of the Company to take all such
       actions that may be necessary and/or desirable
       to give effect to this resolution and in connection
       therewith to enter into and execute on behalf
       of the Company any instrument, agreement and/or
       arrangement with any person, and in all cases
       with full power to assent to any condition,
       modification, variation and/or amendment [if
       any] as may be imposed by any relevant regulatory
       authority and/or to do all such acts and things
       as the Directors may deem fit and expedient
       in the best interest of the Company

13.    Authorize the Company and/or its unlisted subsidiaries    Mgmt          For                            For
       to enter into any of the transactions falling
       within the types of recurrent related party
       transactions of a revenue or trading nature
       with the related parties as set out in Section
       2.3 under Part C of the Document to Shareholders
       dated 26 MAY 2009, provided that such transactions
       are undertaken in the ordinary course of business,
       on arm's length basis and on commercial terms
       which are not more favorable to the related
       party than those generally available to/from
       the public and are not, in the Company's opinion,
       detrimental to the minority shareholders and
       that the breakdown of the aggregate value of
       the recurrent related party transactions conducted/to
       be conducted during the financial year, including
       the types of recurrent transactions made and
       the names of the related parties, will be disclosed
       in the annual report of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company following this AGM
       at which such Proposed Shareholders' Mandate
       is passed and the expiration of the period
       within which the next AGM of the Company after
       that date is required to be held pursuant to
       Section 143(1) of the Companies Act, 1965 (but
       shall not extend to such extension as may be
       allowed pursuant to Section 143(2) of the Companies
       Act, 1965]

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 IMPERIAL TOBACCO GROUP PLC, BRISTOL                                                         Agenda Number:  701789856
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4721W102
    Meeting Type:  AGM
    Meeting Date:  03-Feb-2009
          Ticker:
            ISIN:  GB0004544929
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report and accounts                           Mgmt          For                            For

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare a final dividend of 42.2 pence per ordinary       Mgmt          For                            For
       share

4.     Re-elect Mr. Graham L. Blashill as a Director             Mgmt          For                            For

5.     Re-elect Dr. Pierre H. Jungels as a Director              Mgmt          For                            For

6.     Elect Mr. Jean-Dominique Comolli as a Director            Mgmt          For                            For

7.     Elect Mr. Bruno F. Bich as a Director                     Mgmt          For                            For

8.     Elect Mr. Berge Setrakian as a Director                   Mgmt          For                            For

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

10.    Approve the remuneration of the Auditors                  Mgmt          For                            For

11.    Authorize the Company and its Subsidiaries to             Mgmt          For                            For
       Make EU Political Donations to Political Organizations
       or Independent Election Candidates up to GBP
       100,000 and Incur EU Political Expenditure
       up to GBP 100,000

12.    Grant authority for the issue of equity or equity-linked  Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 35,500,000

S.13   Grant authority, subject to the Passing of Resolution     Mgmt          For                            For
       12, for the issue of equity or equity-linked
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 5,330,000

S.14   Grant authority up to 106,794,000 ordinary shares         Mgmt          For                            For
       for market purchase

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR NAME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 JAPAN PETROLEUM EXPLORATION CO.,LTD.                                                        Agenda Number:  701988769
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2740Q103
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3421100003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations,

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Auditors

6      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 JAPAN TOBACCO INC.                                                                          Agenda Number:  701982096
--------------------------------------------------------------------------------------------------------------------------
        Security:  J27869106
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3726800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.     Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JARDINE MATHESON HLDGS LTD                                                                  Agenda Number:  701894861
--------------------------------------------------------------------------------------------------------------------------
        Security:  G50736100
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  BMG507361001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial statements             Mgmt          For                            For
       and the Independent Auditors report for the
       YE DEC 31 2008, and to declare a final dividend

2.     Re-elect Mr. Jenkin Hui as a Director                     Mgmt          For                            For

3.     Re-elect Mr. R. C. Kwok as a Director                     Mgmt          For                            For

4.     Re-elect Mr. James Riley as a Director                    Mgmt          For                            For

5.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

6.     Authorize the Directors during the relevant               Mgmt          For                            For
       period of all powers of the Company to allot
       or issue shares and to make and grant offers,
       agreements and options which would or might
       require shares to be allotted, issued or disposed
       of during or after the end of the relevant
       period up to an aggregate nominal amount of
       USD 52.1 million; the aggregate nominal amount
       of share capital allotted or agreed conditionally
       or unconditionally to be allotted wholly for
       cash [whether pursuant to an option or otherwise]
       by the Directors pursuant to the approval in
       above paragraph, otherwise than pursuant to
       a rights issue [for the purposes of this resolution,
       rights issue' being an offer of shares or other
       securities to holders of shares or other securities
       on the register on a fixed record date in proportion
       to their then holdings of such shares or other
       securities or otherwise in accordance with
       the rights attaching thereto [subject to such
       exclusions or other arrangements as the Directors
       may deem necessary or expedient in relation
       to fractional entitlements or legal or practical
       problems under the Laws of, or the requirements
       of any recognized regulatory body or any Stock
       Exchange in, any territory], or the issue of
       shares pursuant to the Company's Employee Share
       Purchase Trust, shall not exceed USD 7.8 million;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       law]

7.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       its own shares, subject to and in accordance
       with all applicable Laws and Regulations, during
       the relevant period; the aggregate nominal
       amount of shares of the Company which the Company
       may purchase pursuant to the approve this resolution
       shall be less than 15% of the aggregate nominal
       amount of the existing issued share capital
       of the Company at the date of this meeting;
       approve this resolution shall, where permitted
       by applicable Laws and regulations and subject
       to the limitation in this resolution, extend
       to permit the purchase of shares of the Company
       i) by subsidiaries of the Company and ii) pursuant
       to the terms of put Warrants or financial instruments
       having similar effect [put Warrants] whereby
       the Company can be required to purchase its
       own shares, provided that where put Warrants
       are issued or offered pursuant to a Rights
       Issue [as specified in Resolution 6] the price
       which the Company may pay for shares purchased
       on exercise of Put Warrants shall not exceed
       15% more than the average of the market quotations
       for the shares for a period of not more than
       30 nor less than the 5 dealing days falling
       1 day prior to the date of any public announcement
       by the Company of the proposed issue of Put
       Warrants; [Authority expires the earlier of
       the conclusion of the next AGM or the expiration
       of the period within which the next AGM is
       to be held by law]




--------------------------------------------------------------------------------------------------------------------------
 LEUCADIA NATIONAL CORPORATION                                                               Agenda Number:  933048298
--------------------------------------------------------------------------------------------------------------------------
        Security:  527288104
    Meeting Type:  Annual
    Meeting Date:  11-May-2009
          Ticker:  LUK
            ISIN:  US5272881047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       IAN M. CUMMING                                            Mgmt          For                            For
       PAUL M. DOUGAN                                            Mgmt          For                            For
       ALAN J. HIRSCHFIELD                                       Mgmt          For                            For
       JAMES E. JORDAN                                           Mgmt          For                            For
       JEFFREY C. KEIL                                           Mgmt          For                            For
       J.C. NICHOLS, III                                         Mgmt          For                            For
       MICHAEL SORKIN                                            Mgmt          For                            For
       JOSEPH S. STEINBERG                                       Mgmt          For                            For

02     TO APPROVE CERTAIN AMENDMENTS TO THE COMPANY'S            Mgmt          For                            For
       1999 STOCK OPTION PLAN.

03     TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS INDEPENDENT ACCOUNTANTS OF THE COMPANY
       FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 NESTLE SA, CHAM UND VEVEY                                                                   Agenda Number:  701860909
--------------------------------------------------------------------------------------------------------------------------
        Security:  H57312649
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  CH0038863350
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    No vote
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting    No vote
       MEETING NOTICE SENT UNDER MEETING 525807, INCLUDING
       THE AGENDA. TO BE ELIGIBLE TO VOTE AT THE UPCOMING
       MEETING, YOUR SHARES MUST BE RE-REGISTERED
       FOR THIS MEETING. IN ADDITION, YOUR NAME MAY
       BE PROVIDED TO THE COMPANY REGISTRAR AS BENEFICIAL
       OWNER. PLEASE CONTACT YOUR GLOBAL CUSTODIAN
       OR YOUR CLIENT SERVICE REPRESENTATIVE IF YOU
       HAVE ANY QUESTIONS OR TO FIND OUT WHETHER YOUR
       SHARES HAVE BEEN RE-REGISTERED FOR THIS MEETING.
       THANK YOU.

1.1    Receive the 2008 annual report, financial statements      Mgmt          For                            For
       of Nestle SA and consolidated financial statements
       of the Nestle Group, reports of the statutory
       Auditors

1.2    Receive the 2008 compensation report                      Mgmt          For                            For

2.     Approve to release the Members of the Board               Mgmt          For                            For
       of Directors and the Management

3.     Approve the appropiration of profits resulting            Mgmt          For                            For
       from the balance sheet of Nestle S.A. and Dividends
       of CHF 1.40 per share

4.1.1  Re-elect Mr. Daniel Borel to the Board of Directors       Mgmt          For                            For

4.1.2  Re-elect Mrs. Carolina Mueller Mohl to the Board          Mgmt          For                            For
       of Directors

4.2    Elect KPMG S.A., Geneva branch as the Statutory           Mgmt          For                            For
       Auditor for a term of 1 year

5.     Approve to cancel 180,000,000 repurchased under           Mgmt          For                            For
       the Share Buy-back Programme launched on 24
       AUG 2007 and reduce the share capital by CHF
       18,000,000




--------------------------------------------------------------------------------------------------------------------------
 PERNOD-RICARD, PARIS                                                                        Agenda Number:  701724014
--------------------------------------------------------------------------------------------------------------------------
        Security:  F72027109
    Meeting Type:  MIX
    Meeting Date:  05-Nov-2008
          Ticker:
            ISIN:  FR0000120693
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; approve the Company's financial
       statements for the YE in 30 JUN 2008 as presented,
       earnings for the FY: EUR 925,580,852.74, the
       expenses and charges that were not tax deductible
       of EUR 125,815.00 with a corresponding tax
       of EUR 43,322.00

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 925,580,852.74 legal reserve:
       EUR 71,178.48 previous retained earnings: EUR
       517,716,451.00 distributable income: EUR 1,443,226,125.26
       dividends: EUR 289,981,525.68 retained earnings:
       EUR 1,1 53,244,599.58 the shareholders' meeting
       reminds that an interim dividend of EUR 0.63
       was already paid on 03 JUL 2008 the remaining
       dividend of EUR 0.69 will be paid on 18 NOV
       2008, and will entitle natural persons to the
       40% allowance in the event that the Company
       holds some of its own share on such date, the
       amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account, as required by law

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial code, and approve the
       said report and the agreements referred to
       therein

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 ET
       L.225.42.1 of the French Commercial Code, and
       approve the said report and the agreements
       referred to therein regarding Mr. Patrick Ricard,
       Chairman

O.6    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 ET
       L.225.42.1 of the French Commercial Code, and
       approve the said report and the agreements
       referred to therein concerning Mr. Pierre Pringet,
       Managing Director

O.7    Approve to renew the appointment of Mr. Patrick           Mgmt          For                            For
       Ricard as Director for a 4 year period

O.8    Approve to renew the appointment of Mr. Pierre            Mgmt          For                            For
       Pringuet as Director for a 4 year period

O.9    Approve to renew the appointment of Mr. Rafael            Mgmt          For                            For
       Gonzalez-Gallarza as Director for a 4 year
       period

O.10   Appoint Mr. Wolfgang Colberg as a Director,               Mgmt          For                            For
       for a 4 year period

O.11   Appoint Mr. Cesar Giron as a Director, for a              Mgmt          For                            For
       4 year period

O.12   Approve to award total annual fees of EUR 750,000.00      Mgmt          For                            For
       to the Board of Directors

O.13   Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions specified below: maximum
       purchase price: EUR 125.00, maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds invested in the share
       buybacks: EUR 2,746,037,125.00 [Authority expires
       at the end of 18 months] this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 07
       NOV 2007, in its resolution number 8 and to
       take all necessary measures and accomplish
       all necessary formalities

E.14   Grant authority to the Board of Directors to              Mgmt          For                            For
       reduce the share capital, on one or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with a stock repurchase plan granted
       by the resolution13 of the present meeting,
       up to a maximum of 10% of the share capital
       over a 24 month period [Authority expires at
       the end of 24 months], this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 07 NOV 2007
       in its resolution number 9

E.15   Grant authority to the Board of Directors to              Mgmt          For                            For
       issue warrants giving right to subscribe to
       shares in the event of a public exchange offer
       concerning the Company's shares, [Authority
       expires at the end of 18 months] the global
       nominal amount of shares issued under this
       delegation of authority shall not exceed EUR
       145,000,000.00 and to take all necessary measures
       and accomplish all necessary formalities, this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 07 NOV 2007, in its resolution number
       19

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favor of employees
       and corporate officers of the Company who are
       members of a Company Savings Plan, [Authority
       expires at the end of 26 months] and for a
       nominal amount that shall not exceed 2% of
       the share capital, this amount shall count
       against the overall value set forth in resolution
       number 11 of the shareholders' meeting dated
       07 NOV 2007, the shareholders meeting decides
       to cancel the shareholders' preferential subscription
       rights, this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 07 NOV 2007, in its
       resolution number 20, and to take all necessary
       measures and accomplish all necessary formalities
       to charge the share issuance cost against the
       related premiums and deduct from the premiums
       the amounts necessary to raise the legal reserve
       to one-tenth of the new capital after each
       increase

E.17   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 PETROBANK ENERGY & RES LTD                                                                  Agenda Number:  701909509
--------------------------------------------------------------------------------------------------------------------------
        Security:  71645P106
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  CA71645P1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR ''ABSTAIN'' FOR ALL RESOLUTIONS.
       THANK YOU.

1.1    Elect Mr. Chris J. Bloomer as a Director                  Mgmt          For                            For

1.2    Elect Mr. Ian S. Brown as a Director                      Mgmt          For                            For

1.3    Elect Mr. Louis L. Frank as a Director                    Mgmt          For                            For

1.4    Elect Mr. M. Neil Mccrank as a Director                   Mgmt          For                            For

1.5    Elect Mr. Kenneth R. Mckinnon as a Director               Mgmt          For                            For

1.6    Elect Mr. Jerald L. Oaks as a Director                    Mgmt          For                            For

1.7    Elect Mr. James D. Tocher as a Director                   Mgmt          For                            For

1.8    Elect Mr. Harrie Vredenburg as a Director                 Mgmt          For                            For

1.9    Elect Mr. John D. Wright as a Director                    Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP, Chartered Accountants,     Mgmt          For                            For
       as the Auditors of the Corporation for the
       ensuing year and authorize the Directors to
       fix their remuneration

       Receive and consider the Corporation's financial          Non-Voting    No vote
       statements for the year ended 31 DEC 2008,
       together with the report of the Auditors thereon

       Transact other business                                   Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTIONS.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 RESORTS WORLD BHD                                                                           Agenda Number:  701971017
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7368M113
    Meeting Type:  AGM
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  MYL4715OO008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for the FYE 31 DEC 2008 and the Directors'
       and Auditors' report

2.     Approve the declaration of a final dividend               Mgmt          For                            For
       of 4.0 sen less 25% tax per ordinary share
       of 10 sen each for the FYE 31 DEC 2008 to be
       paid on 21 JUL 2009 to members registered in
       the record of depositors on 30 JUN 2009

3.     Approve the payment of Directors' fees of MYR             Mgmt          For                            For
       741,900 for all the FYE 31 DEC 2008 [2007:
       MYR 755,900]

4.     Re-elect Tan Sri Clifford Francis Herbert as              Mgmt          For                            For
       a Director of the Company, pursuant to Article
       99 of the Articles of Association of the Company

5.     Re-elect Mr. Quah Chek Tin as a Director of               Mgmt          For                            For
       the Company pursuant to Article 99 of the Articles
       of Association of the Company

6.     Re-appoint Mr. Tun Mohammed Hanif bin Omar as             Mgmt          For                            For
       a Director of the Company, who retires in accordance
       with Section 129 of the Companies Act, 1965,
       to hold office until the conclusion of the
       next AGM

7.     Re-appoint Tan Sri Alwi Jantan, as a Director             Mgmt          For                            For
       of the Company, who retires in accordance with
       Section 129 of the Companies Act,1965, to hold
       office until the conclusion of the next AGM

8.     Re-appoint Tan Sri Wan Sidek bin Hj Wan Abdul             Mgmt          For                            For
       Rahman as a Director of the Company, who retires
       in accordance with Section 129 of the Companies
       Act, 1965, to hold office until the conclusion
       of the next AGM

9.     Re-appoint PricewaterhouseCoopers as Auditors             Mgmt          For                            For
       of the Company and authorize the Directors
       to fix the remuneration

S.1    Approve to change the name of the Company from            Mgmt          For                            For
       Resorts World Bhd to Genting Malaysia Berhad
       and that all references in the Memorandum and
       Articles of Association of the Company to the
       name Resorts World Bhd wherever the same may
       appear shall be deleted and substituted with
       Genting Malaysia Berhad [proposed change of
       name] and authorize Tan Sri Lim Kok Thay, the
       Chairman and Chief executive of the Company
       to give effect to the proposed change of name
       with full power to assent to any condition,
       modification, variation, and/or amendment [if
       any] as may be required by the relevant authorities

10.    Authorize the Directors of the Company, subject           Mgmt          For                            For
       always to the Companies Act, 1965, the Articles
       of Association of the Company and the relevant
       governmental and/or regulatory authorities,
       where such approval is required, pursuant to
       Section 132D of the Companies Act, 1965 to
       issue and allot shares in the Company, at any
       time and upon such terms and conditions and
       for such purposes as the Directors may, in
       their absolute discretion deem fit provided
       that the aggregate number of shares issued
       pursuant to this resolution does not exceed
       10% of the issued and paid-up share capital
       of the Company for the time being, and this
       authority under this resolution shall continue
       in for until the conclusion of the next AGM
       of the Company, and that a) authorize the Directors
       of the Company, to take all such actions that
       may be necessary and/or desirable to give effect
       to this resolution and in connection therewith
       to enter into and execute on behalf of the
       Company any instrument, agreement and/or arrangement
       with any person, and in all cases with full
       power to assent to any condition, modification,
       variation and/or amend [if any] in connection
       therewith; and to obtain the listing of and
       quotation for the additional shares so issued
       on Bursa Malaysia Securities Berhad

11.    Approve, subject to the passing of Ordinary               Mgmt          For                            For
       Resolution 12, and subject to compliance with
       all applicable laws, the Company's Articles
       of Association, and the regulations and guidelines
       applied from time to time by Bursa Malaysia
       Securities Berhad [Bursa Securities] and/or
       any other relevant regulatory authority: a)
       authorize the Company to utilize up to the
       aggregate of the total retained earnings and
       share premium accounts of the Company based
       on its latest audited financial statements
       available up to the date of the transaction,
       to purchase, from time to time during the validity
       of the approval and authority under this resolution,
       such number of ordinary shares of 10 sen each
       in the Company [as may be determine by the
       Directors of the Company] on Bursa Securities
       upon such terms and conditions as the Directors
       may deem fit and expedient in the interests
       of the Company, provided that the aggregate
       number of shares to be purchased and/or held
       by the Company pursuant to this resolution
       does not exceed 10% of the total issued and
       paid-up ordinary share capital of the Company
       at the time of purchase and provided further
       that in the event that the Company ceases to
       hold all or any part of such shares as a result
       of [among others] cancellations, resales and/or
       distributions of any of these shares so purchased,
       the Company shall be entitled to further purchase
       and/or hold such additional number of shares
       as shall [in aggregate with the shares then
       still held by the Company] not exceed 10% of
       the total issued and paid-up ordinary share
       capital of the Company at the time of purchase,
       based on the audited financial statements of
       the Company for the FYE 31 DEC 2008, the Company's
       retained earnings and share premium accounts
       were approximately MYR 7,384.1 million and
       MYR 1,100.2 million respectively; [Authority
       expires at the earlier of the conclusion of
       the next AGM of the Company; or the expiry
       of the period within which the next AGM is
       required by law to be held]; authorize the
       Directors of the Company, to deal with any
       shares purchased and any existing treasury
       shares [the said shares] in the following manner:
       i) cancel the said shares; ii) retain the said
       shares as treasury shares; or in any other
       manner as may be prescribed by all applicable
       laws and/or regulations and guidelines applied
       from time to time by Bursa Securities and/or
       any other relevant authority for the time being
       in force and that the authority to deal with
       the said shares shall continue to be valid
       until all the said shares have been dealt with
       by the Directors of the Company; and to take
       all such actions that may be necessary and/or
       desirable to give effect to this resolution
       and in connection therewith to enter into and
       execute on behalf of the Company any instrument,
       agreement and/or arrangement with any person,
       and in all cases with full power to assent
       to any condition, modification, variation and/or
       amend [if any] as may be imposed by any relevant
       regulatory authority or Bursa Securities and/or
       to do all such acts and things as the Directors
       may deem fit and expedient in the best interest
       of the Company

12.    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing of Ordinary Resolution 11 and
       the Securities Commission [SC], approve the
       Genting Berhad [Genting] and the persons acting
       in concert with Genting [PAC] to be exempted
       from the obligation to undertake a mandatory
       take-over offer on the remaining voting shares
       in the Company not already owned by them under
       Part II of the Malaysian Code on Take-Overs
       and Mergers, 1998 [Code], which may arise upon
       the future purchase by the Company of its own
       shares pursuant to Ordinary Resolution 11,
       in conjunction with the application submitted
       by Genting and the PACs to the SC under Practice
       Note 2.9.10 of the Code, to take all such actions
       that may be necessary and/or desirable to give
       effect to this resolution and in connection
       therewith to enter into and execute on behalf
       of the Company any instrument, agreement and/or
       arrangement with any person, and in all cases
       with full power to assent to any condition,
       modification, variation and/or amend [if any]
       as may be imposed by any relevant regulatory
       authority and/or to do all such acts and things
       as the Directors may deem fit and expedient
       in the best interest of the Company

13.    Approve the Company and/or its subsidiaries,              Mgmt          For                            For
       to enter into any of the transactions falling
       within the types of recurrent related party
       transactions of a revenue or trading nature
       with the related parties as set out in Section
       2.3 under Part C of the document to shareholders
       dated 25 MAY 2009, provided that such transactions
       are undertaken in the ordinary course of business,
       on arm's length basis and on commercial terms
       which are not more favourable to the related
       party than those generally available to/from
       the public and are not, in the Company's opinion,
       detrimental to the minority shareholders and
       that the breakdown of the aggregate value of
       the recurrent related party transactions conducted/to
       be conducted during the FY, including the types
       of recurrent transactions made and the names
       of the related parties, will be disclosed in
       the annual report of the Company; [Authority
       expires at the earlier of the conclusion of
       the next AGM of the Company following this
       AGM at which such Proposed Shareholders' Mandate
       is passed, at which time it will lapse, unless
       by a resolution passed at the meeting, the
       authority is renewed; the expiration of the
       period within which the next AGM of the Company
       after that date is required to be held pursuant
       to Section 143[1] of the Companies Act, 1965
       [but shall not extend to such extension as
       may be allowed pursuant to Section 143[2] of
       the Companies Act, 1965]

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 REYNOLDS AMERICAN INC.                                                                      Agenda Number:  933020125
--------------------------------------------------------------------------------------------------------------------------
        Security:  761713106
    Meeting Type:  Annual
    Meeting Date:  06-May-2009
          Ticker:  RAI
            ISIN:  US7617131062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       NICANDRO DURANTE-CL II                                    Mgmt          For                            For
       HOLLY K. KOEPPEL-CL II                                    Mgmt          For                            For
       H.G.L. POWELL- CL II                                      Mgmt          For                            For
       THOMAS C. WAJNERT-CL II                                   Mgmt          For                            For
       LUC JOBIN- CL I                                           Mgmt          For                            For

02     APPROVAL OF THE REYNOLDS AMERICAN INC. 2009               Mgmt          For                            For
       OMNIBUS INCENTIVE COMPENSATION PLAN

03     RATIFICATION OF THE APPOINTMENT OF KPMG LLP               Mgmt          For                            For
       AS INDEPENDENT AUDITORS

04     SHAREHOLDER PROPOSAL ON ELIMINATION OF CLASSIFIED         Shr           For                            Against
       BOARD

05     SHAREHOLDER PROPOSAL ON FOOD INSECURITY AND               Shr           Against                        For
       TOBACCO USE

06     SHAREHOLDER PROPOSAL ON MAKING FUTURE NEW AND/OR          Shr           Against                        For
       EXPANDED BRANDS NON-ADDICTIVE

07     SHAREHOLDER PROPOSAL ON HUMAN RIGHTS PROTOCOLS            Shr           Against                        For
       FOR THE COMPANY AND ITS SUPPLIERS




--------------------------------------------------------------------------------------------------------------------------
 SCHINDLER HOLDING AG, HERGISWIL                                                             Agenda Number:  701826046
--------------------------------------------------------------------------------------------------------------------------
        Security:  H7258G209
    Meeting Type:  AGM
    Meeting Date:  16-Mar-2009
          Ticker:
            ISIN:  CH0024638196
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.a    The Board of Directors proposes that the general          Non-Voting    No vote
       meeting approves the annual report, the financial
       statements and the consolidated group financial
       statements

1.b    The Board of Directors proposes that the general          Non-Voting    No vote
       meeting acknowledges the compensation report
       2008

2.     The Board of Directors proposes that the general          Non-Voting    No vote
       meeting approves the following appropriation
       of the 2008 profits as per balance sheet

3.     The Board of Directors proposes that the general          Non-Voting    No vote
       meeting grants discharge to all members of
       the Board of Directors and of the Management
       for the expired financial year 2008

4.1.1  The Board of Directors proposes that the general          Non-Voting    No vote
       meeting re-elects the following current members
       of the Board of Directors for a term of office
       of 3 years Mr. Lord Charles Powell of Bayswater,
       London

4.1.2  The Board of Directors proposes that the general          Non-Voting    No vote
       meeting re-elects the following current members
       of the Board of Directors for a term of office
       of 3 years Prof. Dr. Karl Hofstetter

4.1.3  The Board of Directors proposes that the general          Non-Voting    No vote
       meeting re-elects the following current members
       of the Board of Directors for a term of office
       of 3 years Mr. Wilen B. Sarnen, 6052 Hergiswil,
       17 FEB 2009 Schindler Holding Ltd

4.2.1  The Board of Directors proposes that the general          Non-Voting    No vote
       meeting elects the following 2 persons as new
       members of the Board of Directors for a term
       of office of 3 years Mr. Rolf Schweiger, Baar

4.2.2  The Board of Directors proposes that the general          Non-Voting    No vote
       meeting elects the following 2 persons as new
       members of the Board of Directors for a term
       of office of 3 years Dr. Oec. Hsg Klaus W.
       Wellershoff, Zurich

4.3    The Board of Directors proposes that the general          Non-Voting    No vote
       meeting appoints Ernst young Ag, Bern, as statutory
       auditors for the financial year 2009

5.1    Reduction of the share capital                            Non-Voting    No vote

5.2    Reduction of the Participation capital                    Non-Voting    No vote

6.     Amendments to the Articles of Association                 Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SHERWOOD COPPER CORP                                                                        Agenda Number:  701739229
--------------------------------------------------------------------------------------------------------------------------
        Security:  824377105
    Meeting Type:  OGM
    Meeting Date:  14-Nov-2008
          Ticker:
            ISIN:  CA8243771059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN SGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTIONS
       1 AND 2. THANK YOU.

S.1    Approve a plan of arrangement involving Sherwood          Mgmt          For                            For
       Copper Corporation, its security holders, Capstone
       Mining Corp, and 7045204 Canada Ltd, pursuant
       to Section 192 of the Canada Business Corporations
       Act, as specified

2.     Transact any other business                               Mgmt          For                            Against




--------------------------------------------------------------------------------------------------------------------------
 SWIRE PAC LTD                                                                               Agenda Number:  701891726
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y83310105
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  HK0019000162
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE. THANK YOU.

1.     Declare a final dividends                                 Mgmt          For                            For

2.A    Re-elect Mr. C. D. Pratt as a Director                    Mgmt          For                            For

2.B    Re-elect Mr. P. N. L. Chen as a Director                  Mgmt          For                            For

2.C    Re-elect Mr. D. Ho as a Director                          Mgmt          For                            For

2.D    Re-elect Mr. J. W. J. Hughes-Hallett as a Director        Mgmt          For                            For

2.E    Re-elect Mr. C. K. M. Kwok as a Director                  Mgmt          For                            For

2.F    Re-elect Mr. M. M. T. Yang as a Director                  Mgmt          For                            For

2.G    Re-elect Mr. P. A. Kilgour as a Director                  Mgmt          For                            For

2.H    Re-elect Mr. M. B. Swire as a Director                    Mgmt          For                            For

3.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4.     Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period to make on-market share
       repurchases [within the meaning of the code
       on share repurchases] the aggregate nominal
       amount of any class of the Company's shares
       which may be repurchased pursuant to the this
       resolution above shall not exceed 10 % of the
       aggregate nominal amount of the shares of that
       class in issue at the date of passing this
       Resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

5.     Authorize the Directors of the Company, during            Mgmt          For                            For
       the Relevant Period to allot, issue and deal
       with additional shares and to make or grant
       offers, agreements and options which will or
       might require the exercise of such powers during
       or after the end of the Relevant Period, the
       aggregate nominal amount of shares of any class
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors pursuant to
       the approval in this resolution, otherwise
       than pursuant to (i) a rights Issue or (ii)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares, shall
       not exceed the aggregate of 20 % of the aggregate
       nominal amount of the shares of that class
       in issue at the date of passing this Resolution
       provided that the aggregate nominal amount
       of the shares of any class so allotted [or
       so agreed conditionally or unconditionally
       to be allotted] pursuant to this resolution
       wholly for cash shall not exceed 5 % of the
       aggregate nominal amount of the shares of that
       class in issue at the date of passing this
       Resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 SWIRE PAC LTD                                                                               Agenda Number:  701891788
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y83310113
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  HK0087000532
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE. THANK YOU.

1.     Declare final dividends                                   Mgmt          For                            For

2.a    Re-elect Mr. C. D. Pratt as a Director                    Mgmt          For                            For

2.b    Re-elect Mr. P N L Chen as a Director                     Mgmt          For                            For

2.c    Re-elect Mr. D Ho as a Director                           Mgmt          For                            For

2.d    Re-elect Mr. J W J Hughes-Hallett as a Director           Mgmt          For                            For

2.e    Re-elect Mr. C K M Kwok as a Director                     Mgmt          For                            For

2.f    Re-elect Mr. M M T Yang as a Director                     Mgmt          For                            For

2.g    Re-elect Mr. P A Kilgour as a Director                    Mgmt          For                            For

2.h    Re-elect Mr. M B Swire as a Director                      Mgmt          For                            For

3.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4.     Authorize the Directors of the Company to make            Mgmt          For                            For
       on-market share repurchase [the Code and Share
       Repurchases] of the Company during the relevant
       period, the aggregate nominal amount of any
       class of the Company's shares which may be
       repurchased pursuant to the this resolutions
       shall not exceed 10% of the aggregate nominal
       amount of shares of that class in issue at
       the date of passing this resolution; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company; or the expiration of the
       period within which the next AGM of the Company
       is to be held by law]

5.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       the aggregate nominal amount of shares of any
       class allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors pursuant to
       the approval in paragraph (a), otherwise than
       pursuant to i) a rights issue or ii) any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of a dividend on shares, shall not
       exceed the aggregate of 20 %of the aggregate
       nominal amount of the shares of that class
       in issue at the date of passing this Resolution
       provided that the aggregate nominal amount
       of the shares of any class so allotted [or
       so agreed conditionally or unconditionally
       to be allotted] pursuant to this Resolution
       wholly for cash shall not exceed 5 % of the
       aggregate nominal amount of the shares of that
       class in issue at the date of passing this
       Resolution; [Authority expires the earlier
       of the conclusion of the AGM of the Company;
       or the expiration of the period within which
       the next AGM of the Company is to be held by
       law]




--------------------------------------------------------------------------------------------------------------------------
 THE COCA-COLA COMPANY                                                                       Agenda Number:  933005856
--------------------------------------------------------------------------------------------------------------------------
        Security:  191216100
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2009
          Ticker:  KO
            ISIN:  US1912161007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTOR: HERBERT A. ALLEN                    Mgmt          For                            For

02     ELECTION OF DIRECTOR: RONALD W. ALLEN                     Mgmt          For                            For

03     ELECTION OF DIRECTOR: CATHLEEN P. BLACK                   Mgmt          For                            For

04     ELECTION OF DIRECTOR: BARRY DILLER                        Mgmt          For                            For

05     ELECTION OF DIRECTOR: ALEXIS M. HERMAN                    Mgmt          For                            For

06     ELECTION OF DIRECTOR: MUHTAR KENT                         Mgmt          For                            For

07     ELECTION OF DIRECTOR: DONALD R. KEOUGH                    Mgmt          For                            For

08     ELECTION OF DIRECTOR: MARIA ELENA LAGOMASINO              Mgmt          For                            For

09     ELECTION OF DIRECTOR: DONALD F. MCHENRY                   Mgmt          For                            For

10     ELECTION OF DIRECTOR: SAM NUNN                            Mgmt          For                            For

11     ELECTION OF DIRECTOR: JAMES D. ROBINSON III               Mgmt          For                            For

12     ELECTION OF DIRECTOR: PETER V. UEBERROTH                  Mgmt          For                            For

13     ELECTION OF DIRECTOR: JACOB WALLENBERG                    Mgmt          For                            For

14     ELECTION OF DIRECTOR: JAMES B. WILLIAMS                   Mgmt          For                            For

15     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS

16     SHAREOWNER PROPOSAL REGARDING AN ADVISORY VOTE            Shr           Abstain                        Against
       ON EXECUTIVE COMPENSATION

17     SHAREOWNER PROPOSAL REGARDING AN INDEPENDENT              Shr           For                            Against
       BOARD CHAIR

18     SHAREOWNER PROPOSAL REGARDING A BOARD COMMITTEE           Shr           Against                        For
       ON HUMAN RIGHTS

19     SHAREOWNER PROPOSAL REGARDING RESTRICTED STOCK            Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 THE GOLDMAN SACHS GROUP, INC.                                                               Agenda Number:  933037322
--------------------------------------------------------------------------------------------------------------------------
        Security:  38141G104
    Meeting Type:  Annual
    Meeting Date:  08-May-2009
          Ticker:  GS
            ISIN:  US38141G1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: LLOYD C. BLANKFEIN                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JOHN H. BRYAN                       Mgmt          For                            For

1C     ELECTION OF DIRECTOR: GARY D. COHN                        Mgmt          For                            For

1D     ELECTION OF DIRECTOR: CLAES DAHLBACK                      Mgmt          For                            For

1E     ELECTION OF DIRECTOR: STEPHEN FRIEDMAN                    Mgmt          For                            For

1F     ELECTION OF DIRECTOR: WILLIAM W. GEORGE                   Mgmt          For                            For

1G     ELECTION OF DIRECTOR: RAJAT K. GUPTA                      Mgmt          For                            For

1H     ELECTION OF DIRECTOR: JAMES A. JOHNSON                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: LOIS D. JULIBER                     Mgmt          For                            For

1J     ELECTION OF DIRECTOR: LAKSHMI N. MITTAL                   Mgmt          For                            For

1K     ELECTION OF DIRECTOR: JAMES J. SCHIRO                     Mgmt          For                            For

1L     ELECTION OF DIRECTOR: RUTH J. SIMMONS                     Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR OUR 2009 FISCAL YEAR

03     ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION           Mgmt          For                            For

04     SHAREHOLDER PROPOSAL REGARDING CUMULATIVE VOTING          Shr           Against                        For

05     SHAREHOLDER PROPOSAL REGARDING SIMPLE MAJORITY            Shr           For                            Against
       VOTE

06     SHAREHOLDER PROPOSAL TO AMEND BY-LAWS TO PROVIDE          Shr           Against                        For
       FOR A BOARD COMMITTEE ON U.S. ECONOMIC SECURITY

07     SHAREHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTIONS    Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 THE SWATCH GROUP AG, NEUENBURG                                                              Agenda Number:  701905448
--------------------------------------------------------------------------------------------------------------------------
        Security:  H83949141
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  CH0012255151
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 540443 DUE TO DELETION OF RESOLUTION AND
       CHANGE IN VOTING STATUS. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    No vote
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Approve the 2008 annual report [annual report,            Mgmt          For                            For
       financial statements and consolidated financial
       statements]

2.     Grant discharge to all Members of the Board               Mgmt          For                            For
       of Directors for the FY 2008

3.     Approve the appropriation of the 2008 profit              Mgmt          For                            For
       of CHF 706,213,797.58 resulting from the balance
       sheet [net income as of 31 DEC 2008 of CHF
       671,900,167.27 plus balance brought forward
       from the previous year of CHF 34,313,630.31]
       as specified

4.     Appoint PricewaterhouseCoopers Ltd for another            Mgmt          For                            For
       period of one year as the Statutory Auditors




--------------------------------------------------------------------------------------------------------------------------
 WITWATERSRAND CONSOLIDATED GOLD RESOURCES       LIMITED, JOHANNESBURG                       Agenda Number:  701609591
--------------------------------------------------------------------------------------------------------------------------
        Security:  S98297104
    Meeting Type:  AGM
    Meeting Date:  25-Jul-2008
          Ticker:
            ISIN:  ZAE000079703
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual financial statements         Mgmt          For                            For

2.     Ratify the re-appointment of KPMG Inc as the              Mgmt          For                            For
       Auditors for the ensuing year and approve their
       remuneration

3.     Approve the Directors fees                                Mgmt          For                            For

4.     Re-appoint Mr. Derek MacDonald Urquhart as a              Mgmt          For                            For
       Director of the Company who retires by rotation
       in terms of the Company's Articles of Association

5.     Re-appoint Mrs. Gayle Mary Wilson as a Director           Mgmt          For                            For
       who retires by rotation in terms of the Company's
       Articles of Association

6.     Authorize the Board of Directors to issue unissued        Mgmt          For                            For
       shares

7.     Authorize the Board of Directors to issue shares          Mgmt          For                            For
       for cash

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR'S NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Wintergreen Fund, Inc.
By (Signature)       /s/ Simon D. Collier
Name                 Simon D. Collier
Title                President
Date                 08/28/2009